Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Principles of presentation

Principles of presentation

The unaudited condensed consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States (“US GAAP”).

The unaudited condensed financial information should be read in conjunction with the audited consolidated financial statements and the notes thereto, included in the Form 20-F for the fiscal year ended December 31, 2025.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2025. The results of income for the six months ended June 30, 2026 are not necessarily indicative of the results for the full years.

The unaudited condensed consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries. All intercompany transactions and balances among the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries have been eliminated upon consolidation.

Convenience Translation

Convenience Translation

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders’ deficit and cash flows from Renminbi (“RMB”) into US dollars as of and for the six months ended June 30, 2026 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.8751 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on June 30, 2026. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2026, or at any other rate.

Accounts receivable, net of allowance

Accounts receivable, net of allowance

Accounts receivable are amounts due from customers for goods delivered and services performed in the ordinary course of business and are recognized and carried at the original amount less an allowance for expected credit losses against uncollectible amounts. Accounts receivable balances are written off against allowances for doubtful accounts when they are determined to be uncollectible. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries generally do not require collateral from its customers.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the unaudited condensed consolidated statements of loss and comprehensive loss. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries assess collectability by reviewing accounts receivable on an individual basis because the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries had limited customers and each of them has difference characteristics, primarily based on business line and geographical area. In determining the amount of the allowance for credit losses, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries consider historical collectability based on past due status, the age of the balances, credit quality of the customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Revenue recognition

Revenue recognition

The core principle of ASC 606, Revenue from Contracts with Customers requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. This new guidance provides a five-step analysis in determining when and how revenue is recognized. Under the new guidance, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the new guidance requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries identify its contracts with customers and all performance obligations within those contracts. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries then determine the transaction price and allocates the transaction price to the performance obligations within the contracts with customers, recognizing revenue when, or as, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries satisfy its performance obligations. The adoption of ASC 606 did not significantly change (1) the timing and pattern of revenue recognition for all of the revenue streams, and (2) the presentation of revenue as gross versus net. Therefore, the adoption of ASC 606 did not have a significant impact on Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ financial position, results of operations, equity or cash flows as of the adoption date.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ revenue recognition policies effective upon the adoption of ASC 606 are as follows:

Revenue from educational content service and other services

Revenue from educational content service and other services

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries embed the digital educational content into various web-based or mobile-based online learning platforms to provide comprehensive educational resources or other services to education institutions and individual customers through B2B2C model or B2C model. Specifically, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries primarily provide subscription service, licensing service and other services.

(i) Subscription revenue

VIE and VIE’s subsidiaries generate subscription revenue primarily through (a) selling subscriptions to online learning platforms, to higher education institutions and other institutional customers under a B2B2C model mainly through the platform of Sentu Academy; (b) offering subscriptions concerning educational content in mobile video packages directly to end users under a B2C model through the platforms such as Fish Learning or Light Class etc.

VIE and VIE’s subsidiaries’ contracts have a single performance obligation for an integrated service and the transaction price is stated in the contracts, usually as a price per end-customers or educational content. Quantity of end-customers enrolled or courses provided is determined before rendering service. The subscription period for a majority of the educational content services is less than 12 months. Customers can access to the educational content anytime during the subscription period. The performance obligation is providing educational content database access and is satisfied over the subscription period. The revenue was recognized based on a straight-line basis over the subscription period. Subscription services cannot be cancelled and is not refundable after enrollment. All estimates are based on the historical experience, complete satisfaction of the performance obligation, and the management’s best judgment at the time the estimates are made. Returns and allowances are not a significant aspect of the revenue recognition process as historically they have been immaterial.

(ii) Licensing revenue

WFOE and its subsidiaries, VIE and VIE’s subsidiaries generate licensing revenue primarily through licensing select content copyrights to institutional customers based on their needs and preferences under a B2B2C model. Institutional licenses primarily include educational institutions and non-educational institutions, such as libraries, contractors of educational content and video platforms. Licensing, different from subscriptions to learning platforms, allows customers to store the licensed educational content to their system and allow their students/users to access such educational content directly through their own systems. The institutional customers pay for access by their respective students, faculty members or library patrons, as the case may be individuals and generally pay a one-time licensing fee at the fixed price stated in the contract to receive such products. The VIE and VIE’s subsidiaries also license copyrights of the special limited content in mobile video packages directly to end mobile users under a B2C model through cooperating with a leading telecommunications provider in China. The end mobile users redeem their reward points at the telecommunications provider for the video packages and the telecommunications provider compensates the VIE and VIE’s subsidiaries at the fixed price for each video packages stated in the contract. Licensing revenue is recognized at the point in time when control of the select content copyrights is transferred to customer, usually at the time when their customers received the select content. WFOE and its subsidiaries, VIE and VIE’s subsidiaries typically satisfy its performance obligations in contracts with customers upon control of the select content copyrights is transferred to customer, usually at the time when their customers received the select content, and the revenue is recognized at a point in time when customer is able to direct use of and obtain substantially all of the benefits from the learning platforms at the time the services are delivered.

(iii) Other services revenue

Other services mainly include mobile media services, including mobile media advertising services etc. WFOE and its subsidiaries, VIE and VIE’s subsidiaries provide advertising services to customers on its mobile application in the form of pop-up ads and banners, and generates revenue from advertisements based on the posting period or based on the number of times viewers click on these advertisements etc. The promised services in each service contract are combined and accounted as a single performance obligation, as the promised services in a contract are not distinct and are considered as a significant integrated service. The VIE and VIE’s subsidiaries determine pricing for each contract separately. These services are recognized over time based on a straight-line basis over the period of services rendered as customers simultaneously receive and consume the benefits of these services throughout the service period. Returns and allowances are not a significant aspect of the revenue recognition process as historically they have been immaterial. For some contracts, the mobile media advertising revenue is generated based on the number of times viewers click on these advertisements or download the sponsor’s application to their phones or the number of days such advertisements are placed in the learning platform. Under much pricing model, the revenues are recognized at the point of time as the publishers deliver advertising services at the point in time. Net revenues presented on the unaudited condensed consolidated statements of loss and comprehensive loss are net of sales discount and sales tax.

Revenue from IT related solution services

WFOE and its subsidiaries, VIE and VIE’s subsidiaries derived revenue from IT related solution services through providing (i) design and development of customized IT system service; (ii) procurement and assembling of equipment needed to operate the customer’s systems; and (iii) technological support and maintenance service. The Company recognizes revenues on a gross basis as the Company is determined to be the primary obligor in fulfilling the contracts of IT related solution services initiated by the customer.

WFOE and its subsidiaries, VIE and VIE’s subsidiaries contract with higher education institutions and other institutional customers to provide design and development of customized IT system service, normally within a year. The terms of pricing and payment stipulated in the contract are fixed. One performance obligation is identified in the contracts with customers as the design and development of customized IT system service are a series of service that are inputs used to create the customized IT system, which are not distinct in the context of the contract. Revenue is recognized at the point when the system or platform are completed and accepted by the customers. Upon delivery of services, project completion inspection and customer acceptance notice are required as proof of the completion of performance obligations, which is a confirmation of customer to its ability to direct the use of and obtain substantially all of the benefits from, the design and development service. In instances where substantive completion inspection and customer acceptance provisions are specified in contracts, revenues are deferred until all inspection and acceptance criteria have been met.

WFOE and its subsidiaries, VIE and VIE’s subsidiaries generate revenue from procurement and assembling of equipment needed to operate the customer’s systems. The terms of pricing and payment stipulated in the contract are fixed. One performance obligation is identified in the contracts with customers as the equipment and related assembling services are both inputs used to create the customized equipment, which are not distinct in the context of the contract. Revenue is recognized at the point when the customized equipment are completed and accepted by the customers, normally within a year. Project completion inspection and customer acceptance notice are required as proof of the completion of performance obligations, which is a conformation of customer to its ability to direct the use of and obtain substantially all of the benefits from the systems. In instances where substantive completion inspection and customer acceptance provisions are specified in contracts, revenues are deferred until all inspection and acceptance criteria have been met.

From time to time, WFOE and its subsidiaries enter into arrangement to provide technological support and maintenance service of online platforms to its customers at a price stated in contract. WFOE and its subsidiaries’ efforts are expended evenly throughout the service period. The revenues for the technological support and maintenance service are recognized over the support and maintenance services period, usually one year or less. The contracts have a single performance obligation and are primarily on a fixed-price basis. No significant returns, refund and other similar obligations during each reporting period.

The following table summarizes disaggregated revenue from contracts with customers by service type:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Revenue from educational content service and other services
– Subscription revenue	2,916,580	2,732,733
– Other services revenue	2,040,484	2,969,719
Subtotal	4,957,064	5,702,452
Revenue from IT related solution services	2,716,933	5,022,869
Total	7,673,997	10,725,321

The core principle underlying the revenue recognition ASU is that the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries will recognize revenue to represent the transfer of services to customers in an amount that reflects the consideration to which the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries expect to be entitled to in such exchange. This will require the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when services are provided to a customer.

The following table summarizes disaggregated revenue from contracts with customers by timing of revenue recognition:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Services transferred at a point in time
– Revenue from IT related solution services	2,533,573	5,022,869
Services transferred over time
– Revenue from educational content service	5,095,370	5,702,452
– Revenue from IT related solution services	45,054	-
Total	7,673,997	10,725,321

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. In accordance with ASC340-40-25-1, an entity shall recognize as an asset the incremental costs of obtaining a contract with a customer if the entity expects to recover those costs. Entities sometimes incur costs to obtain a contract that otherwise would not have been incurred. Entities also may incur costs to fulfil a contract before a good or service is provided to a customer. The revenue standard provides guidance on costs to obtain and fulfil a contract that should be recognized as assets. Costs that are recognized as assets are amortized over the period that the related goods or services transfer to the customer, and are periodically reviewed for impairment. Only incremental costs should be recognized as assets.

The revenue is recognized when control of the promised services is rendered over the service period and the payment from customers is not contingent on a future event, and the right to consideration in exchange for services that the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries have transferred to a customer is only conditioned on the passage of time. Therefore, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries do not have any contract assets. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries also do not have significant capitalized commissions or other costs as of December 31, 2025 and June 30, 2026.

Contract liabilities represents cash payment received from customers in advance of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries satisfying performance obligations under contractual arrangements, including those with performance obligations to be satisfied over a period of time and point in time. Contract liabilities are derecognized when or as revenue is recognized. Due to the generally short-term duration of the relevant contracts, the majority of the performance obligations are satisfied within one year. The amount of revenue recognized that was included in the contract liabilities at the beginning of the period were RMB 3,023,995 for the six months ended June 30, 2026.

Segment reporting

Segment reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenue and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

Based on management’s assessment, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries has determined that it has two reportable segment as defined by ASC 280: (i) educational content services and other services. (ii) IT related solution services (Note 13).

The Company does not distinguish between markets for the purpose of internal reporting. The Company’s long-lived assets are all located in the PRC (including mainland China and Hong Kong) and substantially all of the Company’s revenues are derived from the PRC (including mainland China and Hong Kong). Therefore, no geographical segments are presented.

Risks and uncertainties

Risks and uncertainties

Liquidity

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Accordingly, the financial statements do not include any adjustments relating to the recoverability of assets and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

For the six months ended June 30, 2025 and 2026, the Company incurred a net loss of RMB 8,900,095, RMB 13,567,087, respectively. As of June 30, 2026, the Company had an accumulated deficit of RMB 354,599,377. Moreover, the Company had cash outflows of RMB 20,914,522 from operating activities for the six months ended June 30, 2026.

As of June 30, 2026, the Company reported working capital of RMB 81,771,254. In addition, the principal shareholder of the Company has made pledges to provide financial support to the Company whenever necessary.

Management considered the extension of the Company’s working capital position, the Company’s recent profitability and operating cash flows in evaluating the Company’s ability to meet its obligations as they become due. Accordingly, the management believes the company can continue as a going concern, the financial statements do not include any adjustments that might result from the outcome of this uncertainty. The unaudited condensed consolidated financial statements have been prepared on a going concern basis.

Credit risks

Financial instruments that potentially subject the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries to significant concentration of credit risk primarily cash and restricted cash and accounts receivables. The carrying amounts of cash represent the maximum exposure to credit risk. As of June 30, 2026, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries have RMB 17,728,773 in cash, which is mainly held in cash and demand deposits with several financial institutions in the PRC and Hong Kong. In the event of bankruptcy of one of these financial institutions, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries may not be able to claim its cash and demand deposits back in full. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries continue to monitor the financial strength of the financial institutions.

Accounts receivable are typically unsecured and denominated in RMB 39,555,891, derived from revenue earned from customers in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries perform on its customers and its ongoing monitoring process of outstanding balances. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries maintain an allowance for doubtful accounts and actual losses have generally been within management’s expectations. Refer to major customers and supplying channels below for detail.

Currency convertibility risk

Substantially all of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ operating activities are settled in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with supporting documents.

Major customers and supplying channels

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ customers primarily include higher education institutions, contractors of educational content and IT related solutions, telecommunications providers, providers of mobile Internet audio and video services, platform services providers and libraries.

For the six months ended June 30, 2025, one customer accounted for 34% of the Company’s total revenue, respectively. For the six months ended June 30, 2026, one customer accounted for 32% of the Company’s total revenue, respectively.

As of December 31, 2025, three customers accounted for 52% , 23% and 15% of the Company’s accounts receivable balance. As of June 30, 2026, three customers accounted for 78%，13% and 2% of the Company’s total accounts receivable balance.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ suppliers primarily consist of software suppliers, IT equipment providers and advertising companies.

For the six months ended June 30, 2025, three suppliers accounted for 45%, 25% and 14% of the Company’s total purchases, respectively. For the six months ended June 30, 2026, one suppliers accounted for 100% of the Company’s total purchases, respectively.

As of December 31, 2025, one supplier accounted for 41% of the Company’s total accounts payable balance. As of June 30, 2026, one supplier accounted for 79% of the Company’s total accounts payable balance.

As of December 31, 2025, two supplier accounted for 67%,and 33% of the Company’s short-term prepayments. As of June 30, 2026, two suppliers accounted for 39% and 31% of the Company’s total short-term prepayments.

Statutory reserves

Statutory reserves

In accordance with China’s Company Laws, the Company’s VIEs in PRC must make appropriations from their after-tax profit, as determined under the accounting principles generally acceptable in the People’s Republic of China (“PRC GAAP”), to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s FIEs, the Company’s subsidiaries that are FIEs in China have to make appropriations from their after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

As of December 31, 2025 and June 30, 2026, the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries had appropriated RMB 23,557,710 and RMB 23,573,981, respectively, in its statutory reserves.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In December 2025, the FASB issued ASU 2025-12, which is to correct, clarify, and otherwise improve U.S. GAAP. ASU 2025-12 includes 33 improvements that span a wide range of topics, including Clarifying diluted earnings per share (EPS) calculation when a loss from continuing operations exists, Clarifying disclosure requirements for lease receivables from sales-type or direct financing leases, Revising the calculation of the reference amount for beneficial interests to prevent double counting credit losses, Clarifying the permissible methods to account for treasury stock retirements, and Clarifying the guidance for transfers of receivables from contracts with customers. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. If an entity adopts the amendments in this Update in an interim period, it must adopt them as of the beginning of the annual reporting period that includes that interim reporting period. An entity may elect to early adopt the amendments on an issue-by-issue basis. For example, an entity may decide to early adopt certain amendments and adopt the remaining amendments at the effective date. An entity should apply the amendments in this Update (except for the amendments to Topic 260, Earnings Per Share, related to Issue 4) using one of the following transition methods: (i) Prospectively to all transactions recognized on or after the date that the entity first applies the amendments, or (ii) Retrospectively to the beginning of the earliest comparative period presented. An entity should adjust the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) as of the beginning of the earliest comparative period presented. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In December 2025, the FASB issued ASU 2025-11, which is intended to improve the navigability of the guidance in ASC 270 and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides interim financial statements and notes in accordance with GAAP. The ASU also addresses the form and content of such financial statements, adds lists to ASC 270 of the interim disclosures required by all other Codification topics, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. As the Board stated in the proposed guidance and reiterates in the ASU, the amendments are not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. For public business entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. For entities other than public business entities, for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted for all entities. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

On July 30, 2025, the FASB issued ASU 2025-05, which amends ASC 326-20 to provide a practical expedient for all entities which elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses, and an accounting policy election for all entities, other than a public business entity, that elect the practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. Under ASU 2025-05, an entity is required to disclose whether it has elected to use the practical expedient and, if so, whether it has also applied the accounting policy election. An entity that makes the accounting policy election is required to disclose the date through which subsequent cash collections are evaluated. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In November 2024, the FASB issued ASU 2024-03, “Income Statement — Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within those fiscal years. In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In March 2024, the FASB issued ASU 2024-02, “Codification Improvements – Amendments to Remove References to the Concept Statements” (“ASU 2024-02”). ASU 2024-02 contains amendments to the FASB Accounting Standards Codification that remove references to various FASB Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior Statements to provide guidance in certain topical areas. ASU 2024-02 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the potential impact of adopting this guidance on financial statements requirements and does not expect the adoption to have a material impact.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows—Overall, 250-10 Accounting Changes and Error Corrections— Overall, 260-10 Earnings Per Share— Overall, 270-10 Interim Reporting— Overall, 440-10 Commitments—Overall, 470-10 Debt—Overall, 505-10 Equity—Overall, 815-10 Derivatives and Hedging—Overall, 860-30 Transfers and Servicing—Secured Borrowing and Collateral, 932-235 Extractive Activities— Oil and Gas—Notes to Financial Statements, 946-20 Financial Services— Investment Companies— Investment Company Activities, and 974-10 Real Estate—Real Estate Investment Trusts—Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the unaudited condensed consolidated financial position, statements of income and cash flows.